BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS (Details 1) - COP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Borrowings from other financial institutions [Line Items]
Obligations granted by domestic banks	$ 5,120,656	$ 5,863,702
Financiera de desarrollo territorial (Findeter)
Disclosure of Borrowings from other financial institutions [Line Items]
Obligations granted by domestic banks	$ 2,591,423	$ 2,587,598
Financiera de desarrollo territorial (Findeter) | Top of range [member]
Disclosure of Borrowings from other financial institutions [Line Items]
Borrowings, interest rate	10.19%	11.30%
Financiera de desarrollo territorial (Findeter) | Bottom of range [member]
Disclosure of Borrowings from other financial institutions [Line Items]
Borrowings, interest rate	0.24%	1.05%
Banco de comercio exterior de Colombia (Bancoldex)
Disclosure of Borrowings from other financial institutions [Line Items]
Obligations granted by domestic banks	$ 1,205,958	$ 1,528,435
Banco de comercio exterior de Colombia (Bancoldex) | Top of range [member]
Disclosure of Borrowings from other financial institutions [Line Items]
Borrowings, interest rate	15.46%	10.86%
Banco de comercio exterior de Colombia (Bancoldex) | Bottom of range [member]
Disclosure of Borrowings from other financial institutions [Line Items]
Borrowings, interest rate	2.17%	1.76%
Fondo para el financiamiento del sector agropecuario (Finagro)
Disclosure of Borrowings from other financial institutions [Line Items]
Obligations granted by domestic banks	$ 634,048	$ 728,558
Fondo para el financiamiento del sector agropecuario (Finagro) | Top of range [member]
Disclosure of Borrowings from other financial institutions [Line Items]
Borrowings, interest rate	14.54%	14.90%
Fondo para el financiamiento del sector agropecuario (Finagro) | Bottom of range [member]
Disclosure of Borrowings from other financial institutions [Line Items]
Borrowings, interest rate	0.85%	1.05%
Other private financial entities [Member]
Disclosure of Borrowings from other financial institutions [Line Items]
Obligations granted by domestic banks	$ 689,227	$ 1,019,111
Other private financial entities [Member] | Top of range [member]
Disclosure of Borrowings from other financial institutions [Line Items]
Borrowings, interest rate	7.92%	8.89%
Other private financial entities [Member] | Bottom of range [member]
Disclosure of Borrowings from other financial institutions [Line Items]
Borrowings, interest rate	5.82%	0.07%